SEGMENT REPORTING (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Total assets		$ 113,393,091	$ 108,926,381
Revenue		840,629,347	156,398,231
Operating income (loss)		(37,792,699)	(23,401,132)
Depreciation and amortization		1,786,426	984,006
Interest expense		7,187,604	1,780,685
Loss on early extinguishment of debt		(1,499,250)	0
Powersports
Total assets		55,992,165	55,825,600
Revenue		101,008,976	61,204,416
Operating income (loss)		(34,402,724)	(22,546,622)
Depreciation and amortization		1,543,023	958,282
Interest expense		4,453,549	1,267,379
Loss on early extinguishment of debt		(1,499,250)	0
Automotive
Total assets		77,033,326	73,642,034
Revenue		717,042,511	91,369,996
Operating income (loss)		(5,318,549)	(892,306)
Depreciation and amortization		235,998	24,490
Interest expense		2,732,869	513,306
Loss on early extinguishment of debt		0	0
Vehicle Logistics and Transportation
Total assets		7,921,578	5,555,397
Revenue		31,931,488	4,931,558
Operating income (loss)		1,928,574	37,796
Depreciation and amortization		7,405	1,234
Interest expense		1,186	0
Loss on early extinguishment of debt		0	0
Eliminations
Total assets	[1]	(27,553,978)	(26,096,650)
Revenue	[1]	(9,353,628)	(1,107,739)
Operating income (loss)	[1]	0	0
Depreciation and amortization	[1]	0	0
Interest expense	[1]	0	0
Loss on early extinguishment of debt	[1]	$ 0	$ 0

[1]	Intercompany investment balances related to the acquisitions of Wholesale, Inc. and Wholesale Express, and receivables and other balances related intercompany freight services of Wholesale Express are eliminated in the Consolidated Balance Sheets. Revenue and costs for these intercompany freight services have been eliminated in the Consolidated Statements of Operations.